Note 22 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
22.	SUBSEQUENT EVENTS

In December 2011, the Company entered into an agreement to license all of the patents relating to the former Network Security Group, which was discontinued in November 2010. The amount of the license was for $750,000 and the Company received the proceeds in February 2012.